Note 8 - Loans Receivable, Net and Allowance for Loan Losses (Tables)	12 Months Ended
Dec. 31, 2015
Receivables [Abstract]
Schedule of Accounts, Notes, Loans and Financing Receivable [Table Text Block]
	December 31, 2015	December 31, 2014
	(In Thousands)
Real estate loans:
One-to-four family residential:
Owner occupied	$5,777	$7,085
Non-owner occupied	51,036	48,554
Total one-to-four family residential	56,813	55,639

Multi-family (five or more) residential	12,402	10,132
Commercial real estate	47,550	35,523
Commercial lines of credit	2,215	1,623
Construction	16,100	14,303
Home equity	7,409	6,961
Total real estate loans	142,489	124,181

Commercial business	2,576	749
Other consumer	71	41
Total Loans	145,136	124,971

Deferred loan fees and costs	(518)	(492)
Allowance for loan losses	(1,313)	(1,148)

Net Loans	$143,305	$123,331

Financing Receivable Credit Quality Indicators [Table Text Block]
	December 31, 2015
	Pass	Special Mention	Substandard	Doubtful	Total

One-to-four family residential owner occupied	$5,777	$--	$--	$--	$5,777
One-to-four family residential non-owner occupied	49,457	331	1,248	--	51,036
Multi-family residential	12,402	--	--	--	12,402
Commercial real estate and lines of credit	48,185	262	1,318	--	49,765
Construction	14,621	--	1,479	--	16,100
Home equity	7,409	--	--	--	7,409
Commercial business	2,576	--	--	--	2,576
Other consumer	71	--	--	--	71
	$140,498	$593	$4,045	$--	$145,136
	December 31, 2014
	Pass	Special Mention	Substandard	Doubtful	Total

One-to-four family residential owner occupied	$6,132	$116	$837	$--	$7,085
One-to-four family residential non-owner occupied	46,971	38	1,317	228	48,554
Multi-family residential	10,065	--	67	--	10,132
Commercial real estate and lines of credit	35,984	293	537	332	37,146
Construction	14,303	--	--	--	14,303
Home equity	6,654	172	90	45	6,961
Commercial business	749	--	--	--	749
Other consumer	41	--	--	--	41
	$120,899	$619	$2,848	$605	$124,971

Impaired Financing Receivables [Table Text Block]
	December 31, 2015
	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment	Interest Income Recognized
With no related allowance recorded:
One-to-four family residential owner occupied	$--	$--	$--	$828	$15
One-to-four family residential non-owner occupied	653	659	--	1,464	62
Multi-family residential	--	--	--	66	5
Commercial real estate and lines of credit	--	--	--	1,085	77
Construction	--	--	--	--	--
Home equity	84	84	--	87	7
Commercial business	--	--	--	--	--
Other consumer	--	--	--	--	--

With an allowance recorded:
One-to-four family residential owner occupied	$--	$--	$--	$--	$--
One-to-four family residential non-owner occupied	321	321	33	556	22
Multi-family residential	--	--	--	--	--
Commercial real estate and lines of credit	133	133	7	332	9
Construction	--	--	--	--	--
Home equity	--	--	--	45	4
Commercial business	--	--	--	--	--
Other consumer	--	--	--	--	--

Total:
One-to-four family residential owner occupied	$--	$--	$--	$828	$15
One-to-four family residential non-owner occupied	974	980	33	2,020	84
Multi-family residential	--	--	--	66	5
Commercial real estate and lines of credit	133	133	7	1,417	86
Construction	--	--	--	--	--
Home equity	84	84	--	132	11
Commercial business	--	--	--	--	--
Other consumer	--	--	--	--	--
Total	$1,191	$1,197	$40	$4,463	$201
	December 31, 2014
	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment	Interest Income Recognized
With no related allowance recorded:
One-to-four family residential owner occupied	$837	$837	$--	$839	$15
One-to-four family residential non-owner occupied	1,317	1,333	--	1,341	39
Multi-family residential	67	72	--	74	--
Commercial real estate and lines of credit	537	537	--	542	17
Construction	--	--	--	--	--
Home equity	90	90	--	93	7
Commercial business	--	--	--	--	--
Other consumer	--	--	--	--	--

With an allowance recorded:
One-to-four family residential owner occupied	$--	$--	$--	$--	$--
One-to-four family residential non-owner occupied	228	231	29	231	--
Multi-family residential	--	--	--	--	--
Commercial real estate and lines of credit	332	332	29	331	10
Construction	--	--	--	--	--
Home equity	45	45	8	46	--
Commercial business	--	--	--	--	--
Other consumer	--	--	--	--	--

Total:
One-to-four family residential owner occupied	$837	$837	$--	$839	$15
One-to-four family residential non-owner occupied	1,545	1,564	29	1,572	39
Multi-family residential	67	72	--	74	--
Commercial real estate and lines of credit	869	869	29	873	27
Construction	--	--	--	--	--
Home equity	135	135	8	139	7
Commercial business	--	--	--	--	--
Other consumer	--	--	--	--	--
Total	$3,453	$3,477	$66	$3,497	$88

Troubled Debt Restructurings on Financing Receivables [Table Text Block]
	December 31, 2015
	Number of Contracts	Recorded Investment	Non- Accrual	Accruing	Related Allowance
One-to-four family residential owner occupied	--	$--	$--	$--	$--
One-to-four family residential non-owner occupied	5	564	-	564	25
Multi-family residential	--	--	--	--	--
Commercial real estate and lines of credit	1	133	-	133	7
Construction	--	--	--	--	--
Home equity	3	84	-	84	-
Commercial business	--	--	--	--	--
Other consumer	--	--	--	--	--
Total	9	$781	$-	$781	$32
	December 31, 2014
	Number of Contracts	Recorded Investment	Non- Accrual	Accruing	Related Allowance
One-to-four family residential owner occupied	--	$--	$--	$--	$--
One-to-four family residential non-owner occupied	7	728	155	573	10
Multi-family residential	--	--	--	--	--
Commercial real estate and lines of credit	1	133	--	133	7
Construction	--	--	--	--	--
Home equity	3	90	--	90	--
Commercial business	--	--	--	--	--
Other consumer	--	--	--	--	--
Total	11	$951	$155	$796	$17

Contractual Aging of Troubled Debt Restructurings [Table Text Block]
	December 31, 2015
	Accruing Past Due Less than 30 Days	Past Due 30-89 Days	Greater than 90 Days	Non- Accrual	Total
One-to-four family residential owner occupied	$--	$--	$--	$--	$--
One-to-four family residential non-owner occupied	564	--	--	--	564
Multi-family residential	-	--	--	--	-
Commercial real estate and lines of credit	133	--	--	--	133
Construction	-	--	--	--	-
Home equity	84	--	--	--	84
Commercial business	--	--	--	--	--
Other consumer	--	--	--	--	-
Total	$781	$--	$--	$--	$781
	December 31, 2014
	Accruing Past Due Less than 30 Days	Past Due 30-89 Days	Greater than 90 Days	Non- Accrual	Total
One-to-four family residential owner occupied	$--	$--	$--	$--	$--
One-to-four family residential non-owner occupied	358	215	--	155	728
Multi-family residential	--	--	--	--	--
Commercial real estate and lines of credit	133	--	--	--	133
Construction	--	--	--	--	--
Home equity	90	--	--	--	90
Commercial business	--	--	--	--	--
Other consumer	--	--	--	--	-
Total	$581	$215	$--	$155	$951

Schedule of Credit Losses for Financing Receivables, Current [Table Text Block]
	December 31, 2015
	1-4 Family Residential Owner Occupied	1-4 Family Residential Non- Owner Occupied	Multi- Family Residential	Commercial Real Estate and Lines of Credit	Construction	Home Equity	Commercial Business and Other Consumer	Unallocated	Total
Allowance for loan losses:
Beginning balance	$75	$418	$60	$324	$122	$46	$7	$96	$1,148
Charge-offs	--	(110)	--	(21)	--	(45)	--	--	(176)
Recoveries	--	--	--	21	--	--	--	--	21
Provision	(20)	178	21	65	31	49	11	(15)	320
Ending balance	$55	$486	$81	$389	$153	$50	$18	$81	$1,313
Ending balance evaluated for impairment
Individually	$--	$33	$--	$7	$--	$--	$--	$--	$40
Collectively	$55	$453	$81	$382	$153	$50	$18	$81	$1,273
Loans receivable:
Ending balance	$5,777	$51,036	$12,402	$49,765	$16,100	$7,409	$2,647	$--	$145,136
Ending balance evaluated for impairment
Individually	$--	$974	$--	$133	$--	$84	$--	$--	$1,191
Collectively	$5,777	$50,062	$12,402	$49,632	$16,100	$7,325	$2,647	$--	$143,945
	December 31, 2014
	1-4 Family Residential Owner Occupied	1-4 Family Residential Non- Owner Occupied	Multi- Family Residential	Commercial Real Estate and Lines of Credit	Construction	Home Equity	Commercial Business and Other Consumer	Unallocated	Total
Allowance for loan losses:
Beginning balance	$59	$424	$36	$199	$96	$50	$2	$75	$941
Charge-offs	(57)	--	--	(133)	--	--	--	--	(190)
Recoveries	--	--	--	3	--	--	--	--	3
Provision	73	(6)	24	255	26	(4)	5	21	394
Ending balance	$75	$418	$60	$324	$122	$46	$7	$96	$1,148
Ending balance evaluated for impairment:
Individually	$--	$29	$--	$29	$--	$8	$--	$--	$66
Collectively	$75	$389	$60	$295	$122	$38	$7	$96	$1,082

Loans receivable:
Ending balance	$7,085	$48,554	$10,132	$37,146	$14,303	$6,961	$790	$--	$124,971
Ending balance evaluated for impairment
Individually	$837	$1,545	$67	$869	$--	$135	$--	$--	$3,453
Collectively	$6,248	$47,009	$10,065	$36,277	$14,303	$6,826	$790	$--	$121,518

Schedule of Financing Receivables, Non Accrual Status [Table Text Block]
	December 31, 2015	December 31, 2014
One-to-four family residential owner occupied	$--	$588
One-to-four family residential non-owner occupied	186	836
Multi-family residential	--	67
Commercial real estate and lines of credit	--	489
Construction	--	--
Home equity	--	45
Commercial business	--	--
Other consumer	--	--
	$186	$2,025

Past Due Financing Receivables [Table Text Block]
	December 31, 2015
	30-90 Days Past Due	Greater than 90 Days	Total Past Due	Current	Total Loans Receivable	Loans Receivable > 90 Days and Accruing

One-to-four family residential owner occupied	$253	$--	$253	$5,524	$5,777	$--
One-to-four family residential non-owner occupied	1,227	590	1,817	49,219	51,036	404
Multi-family residential	--	--	--	12,402	12,402	--
Commercial real estate and lines of credit	894	262	1,156	48,609	49,765	262
Construction	558	--	558	15,542	16,100	--
Home equity	55	--	55	7,354	7,409	--
Commercial business	--	--	--	2,576	2,576	--
Other consumer	--	--	--	71	71	--
	$2,987	$852	$3,839	$141,297	$145,136	$666
	December 31, 2014
	30-90 Days Past Due	Greater than 90 Days	Total Past Due	Current	Total Loans Receivable	Loans Receivable > 90 Days and Accruing

One-to-four family residential owner occupied	$589	$837	$1,426	$5,659	$7,085	$249
One-to-four family residential non-owner occupied	735	972	1,707	46,847	48,554	136
Multi-family residential	--	67	67	10,065	10,132	--
Commercial real estate and lines of credit	1,051	910	1,961	35,185	37,146	421
Construction	107	--	107	14,196	14,303	--
Home equity	99	45	144	6,817	6,961	--
Commercial business	--	--	--	749	749	--
Other consumer	--	--	--	41	41	--
	$2,581	$2,831	$5,412	$119,559	$124,971	$806